Consolidated Statements of Earnings (USD $) In Millions, except Per Share data	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Consolidated Statements of Earnings
Revenue	$ 102,644.2	$ 98,502.8	$ 95,991.5
Cost of products sold	98,482.2	94,722.1	92,244.0
Gross margin	4,162.0	3,780.7	3,747.5
Operating expenses:
Distribution, selling, general and administrative expenses	2,527.9	2,397.5	2,320.0
Restructuring and employee severance	15.5	90.7	104.7
Acquisition-related costs	89.8	18.9	16.3
Impairments and loss on sale of assets	8.6	29.1	13.9
Litigation (recoveries)/charges, net	6.2	(62.4)	5.2
Operating earnings	1,514.0	1,306.9	1,287.4
Other (income)/expense, net	(21.8)	(13.5)	13.2
Interest expense, net	92.8	113.5	114.4
Loss on extinguishment of debt	0	39.9	0
Gain on sale of investment in CareFusion	(75.3)	(44.6)	0
Earnings before income taxes and discontinued operations	1,518.3	1,211.6	1,159.8
Provision for income taxes	552.1	624.6	401.6
Earnings from continuing operations	966.2	587.0	758.2
Earnings/(loss) from discontinued operations, net of tax	(7.2)	55.2	393.4
Net earnings	$ 959.0	$ 642.2	$ 1,151.6
Basic earnings/(loss) per Common Share:
Continuing operations	$ 2.77	$ 1.64	$ 2.12
Discontinued operations	$ (0.02)	$ 0.15	$ 1.10
Net basic earnings per Common Share	$ 2.75	$ 1.79	$ 3.22
Diluted earnings/(loss) per Common Share:
Continuing operations	$ 2.74	$ 1.62	$ 2.10
Discontinued operations	$ (0.02)	$ 0.15	$ 1.08
Net diluted earnings per Common Share	$ 2.72	$ 1.77	$ 3.18
Weighted average number of Common Shares outstanding:
Basic	348.6	358.8	357.6
Diluted	352.5	361.4	361.5